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BRENDEN P. CARROLL

Partner

+1 202 261 3458 Direct

+1 202 261 3027 Fax

March 25, 2020

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:       Franklin Templeton Trust (the “Registrant”)

File Nos. 811-23471 and 333-233596

Dear Sir or Madam:

Enclosed for filing on behalf of the Franklin Tokenized U.S. Government Money Fund, a newly-organized series of the Registrant (the “Fund”), is Pre-Effective Amendment No. 1 to the Fund’s registration statement under the Securities Act of 1933, as amended, and Amendment No. 1 to the Fund’s registration statement under the Investment Company Act of 1940, as amended, on Form N-1A (the “Registration Statement”). This filing is being made for the purposes of (i) incorporating comments received from the Staff of the U.S. Securities and Exchange Commission in connection with its review of the Registration Statement, and (ii) making certain other changes to the Prospectus and Statement of Additional Information for the Fund.

No fee is required in connection with this filing.  Please contact me at (202) 261-3458 with any comments or questions concerning this filing.  Thank you in advance for your consideration.

Sincerely,

/s/ Brenden P. Carroll

Brenden P. Carroll

cc:        Alison E. Baur, Deputy General Counsel, Franklin Templeton Investments

Navid J. Tofigh, Associate General Counsel, Franklin Templeton Investments

Timothy Spangler, Partner, Dechert LLP

Andrew J. Schaffer, Associate, Dechert LLP